SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2020	Jan. 01, 2019
IFRS 16
IFRS 16
Weighted average lessee’s incremental annual borrowing rate applied to the lease liabilities		6.90%
Computer equipment
Accounting Policies [Line Items]
Depreciation rate (as a percent)	33.00%
Office furniture and equipment | Minimum
Accounting Policies [Line Items]
Depreciation rate (as a percent)	8.00%
Office furniture and equipment | Maximum
Accounting Policies [Line Items]
Depreciation rate (as a percent)	15.00%